Summary of Significant Accounting Policies (Details) - USD ($)	2 Months Ended		3 Months Ended	11 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Underwriters discount paid			$ 9,986,000	$ 9,986,000
Discount paid on deferred offering costs	$ 9,488,000		9,488,000	9,488,000
Deferred cost charged to equity	9,596,000		9,596,000	9,596,000
Other expense for warrant liability			$ 390,000	$ 390,000
Public share sold (in Shares)			17,250,000	17,250,000
Net tangible assets	$ 5,000,001		$ 5,000,001	$ 5,000,001
Share of common stock (in Shares)	13,669,161		13,669,161	14,077,350
Share of classified permanent equity (in Shares)	17,250,000		17,250,000	17,250,000
Purchase of aggregate shares of common stock. (in Shares)				14,325,000
Federal depository insurance coverage			$ 250,000	$ 250,000
Effective tax rate percentage	0.00%		0.00%	0.09%
Income tax due				$ 947,000
Deferred tax assets				200,000
Valuation allowance				$ 200,000
Income tax expense		$ 0	$ 0
Deferred tax assets	$ 200,000		$ 550,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Share of common stock (in Shares)	3,172,650		3,172,650
Purchase of aggregate shares of common stock. (in Shares)			14,325,000